Acquisitions (Details) - USD ($) $ in Thousands				12 Months Ended
	Dec. 06, 2017	Apr. 28, 2017	Nov. 30, 2016	Dec. 31, 2017	Dec. 31, 2016
Cost of acquired entity
Goodwill				$ 346,168	$ 343,766
Estimated remaining useful life				9 years 7 months 6 days
Mobile laser surgical services provider
Cost of acquired entity
Total purchase price	$ 1,000
Cash paid	800
Holdback and earnout payment	200
Inventories	8
Property and equipment	100
Goodwill	55
Intangible assets	870
Total purchase price	$ 1,033
Surgical laser equipment service provider
Cost of acquired entity
Total purchase price		$ 6,300
Cash paid		5,600
Holdback and earnout payment		700
Inventories		50
Property and equipment		931
Goodwill		2,144
Intangible assets		3,192
Accrued compensation		(14)
Total purchase price		$ 6,303
RES
Cost of acquired entity
Total purchase price			$ 15,600
Cash paid			14,000
Net working capital			1,698
Property and equipment			765
Goodwill			7,171
Intangible assets			6,118
Capital lease			(176)
Total purchase price			15,576
Transaction costs			$ 1,600